Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2014	2013	2012
Number of options granted	1,046,372	1,939,796	818,090
Weighted average exercise price	$30.96	$17.42	$22.95
Risk-free interest rate	2.01%	1.31%	1.69%
Expected volatility	25.06%	26.81%	24.11%
Expected term (years)	6.5	6.0	7.9
Dividend yield	1.29%	1.64%	1.75%
Weighted average fair value	$7.66	$9.48	$5.27

Summary of Stock Option Activity and Changes during Year

A summary of TSYS’ stock option activity as of December 31, 2014, 2013 and 2012, and changes during the years ended on those dates is presented below:

	2014		2013		2012
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	5,752	$20.96	6,065	$21.27	6,082	$20.61
Granted [1]	1,046	30.96	1,940	17.42	818	22.95
Exercised	(1,850)	18.79	(2,177)	18.75	(619)	16.15
Forfeited/canceled	(56)	28.88	(76)	16.78	(216)	23.73

Outstanding at end of year	4,892	$23.83	5,752	$20.96	6,065	$21.27

Options exercisable at year-end	2,781	$22.86	3,232	$23.02	3,235	$24.12

Weighted average fair value of options granted during the year		$7.66		$9.48		$5.27

1	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

As of December 31, 2014 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	6.6	5.1
Aggregate intrinsic value (in thousands)	$49,548	30,866

Summary of Stock Option Exercises	The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2014	(1,850)	$22,883
2013	2,177	16,580
2012	619	4,243

Unvested Restricted Awards
Summarized Status of Nonvested Shares and Changes during Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2014, 2013 and 2012 and the changes during the periods are presented below:

	2014		2013		2012
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	1,783	$24.19	554	$19.96	618	$16.80
Granted	673	30.67	1,667 [1]	24.75	311	21.47
Vested	(602)	23.74	(328)	19.95	(366)	15.91
Forfeited/canceled	(85)	25.47	(110)	23.82	(9)	19.85

Outstanding at end of year	1,769	$26.75	1,783	$24.19	554	$19.96

1	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.

Performance Shares
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2014	2013	2012
Number of shares	672,724	1,667,246	310,690
Market value (in millions)	$20.6	41.3	6.7

Summary of Awards Authorized

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded	Potential Number of Performance- Based Shares to be Vested
2014	211,593	211,593	(2017)
2013	563,803	325,035	(2016)
2012	241,095	458,082	(2015)

Summarized Status of Performance-based Nonvested Shares and Changes during Period

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2014, 2013 and 2012 and changes during those periods are presented below:

	2014		2013			2012
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares		Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	1,049	$22.75	809		$18.76	580	$16.68
Granted	211	30.89	564	[1]	24.88	278	22.91
Vested	(258)	17.57	(324)		15.93	(37)	18.08
Forfeited/canceled	(236)	25.62	—		—	(12)	16.57

Outstanding at end of year	766	$25.86	1,049		$22.75	809	$18.76

1	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.